CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2018
Disclosure Of Cash Flow Information [Abstract]
CASH FLOW INFORMATION
13.	CASH FLOW INFORMATION

	Years Ended June 30,
	2018	2017	2016

(a) Reconciliation of Net Loss to Net Cash Flows From Operations
Net loss	(8,265,737)	(7,542,076)	(7,729,551)

Non-cash items
Depreciation of property and equipment	21,799	21,328	22,810
Non-cash issue of equity in consideration of operating expenses	764,539	24,460	(16,500)
Foreign exchange (gain) loss	278,117	656,019	(950,720)

Changes in assets and liabilities
Decrease (increase) in trade and other receivables	(116,837)	1,746,152	1,734,389
Decrease (increase) in other current assets	18,988	(4,069)	(115,643)
(Decrease) increase in trade and other payables	1,162,812	(856,131)	(403,449)
(Decrease) in other current liabilities	-	-	(12,076)
Increase in provision for employee entitlements	(108,869)	89,237	52,214

Net cash flows used in operating activities	(6,245,188)	(5,865,080)	(7,418,526)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	15,235,556	21,884,957	28,593,538

Closing cash and cash equivalents balance	15,235,556	21,884,957	28,593,538

(c) Non-Cash Financing and Investing Activities

There were no non-cash financing and investing activities during the years ended June 30, 2018, 2017 and 2016.